Income tax - Summary of Deferred Tax Assets Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 41	€ 818
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	72
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	261
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	40	55
Tax credits carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	92
Capitalized research & development costs
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	279
Lease liability
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	41
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 1	€ 18